Average Annual Total Returns - A C I Shares - JPMorgan Limited Duration Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	0.15%	1.56%	1.92%	0.85%	1.51%	1.76%	2.69%	2.28%	2.42%	2.04%	1.52%	1.78%	1.59%	1.41%	1.59%	3.33%	2.21%	1.60%